15. Property and equipment (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	R$ 31,241	R$ 35,914
Property and equipment, accumulated depreciation	(11,353)	(11,624)
Property and equipment, net	19,888	24,290	R$ 14,052
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	10,181	10,789
Property and equipment, accumulated depreciation	(3,664)	(3,718)
Property and equipment, net	6,517	7,071	4,431
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	725	1,065
Property and equipment, accumulated depreciation	(442)	(485)
Property and equipment, net	283	580	501
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	3,540	3,692
Property and equipment, accumulated depreciation
Property and equipment, net	3,540	3,692	1,366
Land [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	7	6
Property and equipment, accumulated depreciation	(4)	(3)
Property and equipment, net	3	3
Equipment [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	105	128
Property and equipment, accumulated depreciation	(56)	(83)
Property and equipment, net	49	45	9
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	5,219	5,712
Property and equipment, accumulated depreciation	(805)	(843)
Property and equipment, net	4,414	4,869	1,773
Buildings [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	10,069	10,655
Property and equipment, accumulated depreciation	(3,604)	(3,632)
Property and equipment, net	6,465	7,023	4,422
Total Property and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	21,060	25,125
Property and equipment, accumulated depreciation	(7,689)	(7,906)
Property and equipment, net	13,371	17,219	9,621
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	213	275
Property and equipment, accumulated depreciation
Property and equipment, net	213	275	176
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	4,778	7,065
Property and equipment, accumulated depreciation	(2,366)	(2,624)
Property and equipment, net	2,412	4,441	3,843
Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,966	2,196
Property and equipment, accumulated depreciation	(1,260)	(1,189)
Property and equipment, net	706	1,007	595
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	4,438	4,864
Property and equipment, accumulated depreciation	(2,669)	(2,583)
Property and equipment, net	1,769	2,281	1,308
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	181	256
Property and equipment, accumulated depreciation	(147)	(182)
Property and equipment, net	R$ 34	R$ 74	R$ 59